Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
D.3.1. Property, plant and equipment owned
Property, plant and equipment owned by Sanofi is comprised of the following items:

(€ million)	Land	Buildings	Machinery and equipment	Fixtures, fittings and other	Property, plant and equipment in process	Total
Gross value at January 1, 2022	240	7,170	11,648	2,655	3,097	24,810
Changes in scope of consolidation	(17)	(294)	(1,480)	(163)	(150)	(2,104)
Acquisitions and other increases	—	11	54	41	1,642	1,748
Disposals and other decreases	(1)	(161)	(240)	(155)	(2)	(559)
Currency translation differences	17	122	144	29	35	347
Transfers(a)	(2)	480	722	108	(1,626)	(318)
Gross value at December 31, 2022	237	7,328	10,848	2,515	2,996	23,924
Changes in scope of consolidation	—	(11)	(29)	(7)	(4)	(51)
Acquisitions and other increases	—	27	47	36	1,583	1,693
Disposals and other decreases	(2)	(50)	(340)	(100)	(10)	(502)
Currency translation differences	(5)	(94)	(71)	(30)	(45)	(245)
Transfers(a)	(2)	481	457	86	(1,071)	(49)
Gross value at December 31, 2023	228	7,681	10,912	2,500	3,449	24,770
Changes in scope of consolidation	—	—	—	—	—	—
Acquisitions and other increases	—	13	36	36	1,632	1,717
Disposals and other decreases	(3)	(209)	(510)	(173)	(79)	(974)
Currency translation differences	13	163	126	30	17	349
Transfers(a)	(1)	335	764	142	(1,235)	5
Opella reclassification (b)	(36)	(539)	(866)	(154)	(211)	(1,806)
Gross value at December 31, 2024	201	7,444	10,462	2,381	3,573	24,061
Accumulated depreciation & impairment at January 1, 2022	(9)	(4,190)	(8,340)	(2,115)	(128)	(14,782)
Changes in scope of consolidation	—	201	1,202	130	—	1,533
Depreciation expense	—	(356)	(622)	(164)	—	(1,142)
Impairment losses, net of reversals	(1)	(50)	(58)	(2)	(75)	(186)
Disposals and other decreases	—	133	201	153	31	518
Currency translation differences	—	(52)	(69)	(22)	5	(138)
Transfers(a)	—	89	49	5	(1)	142
Accumulated depreciation & impairment at December 31, 2022	(10)	(4,225)	(7,637)	(2,015)	(168)	(14,055)
Changes in scope of consolidation	—	5	16	3	—	24
Depreciation expense	—	(321)	(620)	(139)	—	(1,080)
Impairment losses, net of reversals	—	(30)	(46)	(4)	(50)	(130)
Disposals and other decreases	—	48	334	98	8	488
Currency translation differences	2	45	44	21	—	112
Transfers(a)	—	(22)	36	(1)	18	31
Accumulated depreciation & impairment at December 31, 2023	(8)	(4,500)	(7,873)	(2,037)	(192)	(14,610)
Changes in scope of consolidation	—	—	—	—	—	—
Depreciation expense	—	(325)	(580)	(136)	—	(1,041)
Impairment losses, net of reversals	—	(47)	(23)	(3)	(32)	(105)
Disposals and other decreases	1	197	507	172	37	914
Currency translation differences	1	(77)	(95)	(18)	—	(189)
Transfers(a)	—	9	5	4	(3)	15
Opella reclassification (b)	6	333	599	97	11	1,046
Accumulated depreciation & impairment at December 31, 2024	—	(4,410)	(7,460)	(1,921)	(179)	(13,970)
Carrying amount at December 31, 2022	227	3,103	3,211	500	2,828	9,869
Carrying amount at December 31, 2023	220	3,181	3,039	463	3,257	10,160
Carrying amount at December 31, 2024	201	3,034	3,002	460	3,394	10,091
(a)This line mainly comprises property, plant and equipment in process brought into service during the period, and reclassification of assets (other than
Opella assets) to Assets held for sale.
(b)This line comprises property, plant and equipment owned by Opella, reclassified to Assets held for sale as of December 31, 2024 in accordance with
IFRS 5 (see Note D.1.).
The table below sets forth acquisitions and capitalized interest for the years ended December 31, 2024, 2023 and 2022:

(€ million)	2024	2023	2022
Acquisitions	1,717	1,693	1,748
Biopharma (operating segment)	1,554	1,592	1,678
of which Manufacturing & Supply	1,114	1,188	1,129
Opella (discontinued operation, see Note D.1.)	163	101	70
of which Manufacturing & Supply	135	90	63
Of which capitalized interest	51	26	17
Off balance sheet commitments relating to property, plant and equipment as of December 31, 2024, 2023 and 2022 are set forth below:

(€ million)	2024	2023	2022
Firm orders of property, plant and equipment	422	638	861
Property, plant and equipment pledged as security for liabilities	21	16	—
The table below sets forth the net impairment losses recognized in each of the last three financial periods:

(€ million)	2024	2023	2022
Net impairment losses on property, plant and equipment(a)	105	130	186
(a)These amounts mainly comprise impairment losses recognized as a result of decisions taken during the periods presented, relating primarily to shutdowns or changes in use of industrial sites.
D.3.2. Property, plant and equipment leased – right-of-use assets
Right-of-use assets relating to property, plant and equipment leased by Sanofi are analyzed in the table below:

(€ million)	Right-of-use assets
Gross value at January 1, 2022	2,745
Changes in scope of consolidation	(26)
Acquisitions and other increases	292
Disposals and other decreases	(232)
Currency translation differences	101
Transfers(a)	(8)
Gross value at December 31, 2022	2,872
Acquisitions and other increases	247
Disposals and other decreases	(314)
Currency translation differences	(58)
Transfers(a)	(75)
Gross value at December 31, 2023	2,672
Acquisitions and other increases	442
Disposals and other decreases	(375)
Currency translation differences	89
Transfers(a)	(60)
Opella reclassification (b)	(155)
Gross value at December 31, 2024	2,613
Accumulated depreciation & impairment at January 1, 2022	(797)
Changes in scope of consolidation	14
Depreciation and impairment charged in the period	(341)
Disposals and other decreases	82
Currency translation differences	(17)
Transfers(a)	2
Accumulated depreciation & impairment at December 31, 2022	(1,057)
Depreciation and impairment charged in the period	(292)
Disposals and other decreases	276
Currency translation differences	21
Transfers(a)	34
Accumulated depreciation & impairment at December 31, 2023	(1,018)
Depreciation and impairment charged in the period	(315)
Disposals and other decreases	183
Currency translation differences	(30)
Transfers(a)	38
Opella reclassification (b)	39
Accumulated depreciation & impairment at December 31, 2024	(1,103)
Carrying amount at December 31, 2022	1,815
Carrying amount at December 31, 2023	1,654
Carrying amount at December 31, 2024	1,510
(a)This line also includes the effect of the reclassification of assets (other than Opella assets) to Assets held for sale.
(b)This line comprises the Opella right-of-use assets, reclassified to Assets held for sale as of December 31, 2024 in accordance with IFRS 5 (see Note D.1.).
Leased assets comprised offices and industrial premises (90%) and the vehicle fleet (10%) as of December 31, 2024.
Annual lease costs on short term leases and low value asset leases amounted to €16 million in the year ended December 31, 2024,
€19 million in the year ended December 31, 2023, and €26 million in the year ended December 31, 2022. Variable lease payments, sub-leasing activities, and sale-and-leaseback transactions were immaterial.
Total cash outflows on leases (excluding annual lease costs on short term leases and low value asset leases) were €348 million in the year ended December 31, 2024, €315 million in the year ended December 31, 2023, and €389 million in the year ended December 31, 2022.
A maturity analysis of the lease liability is disclosed in Note D.17.2.
Commitments related to short-term leases and low value asset leases, including future payments for lease contracts committed but not yet commenced, are disclosed in Note D.21.